UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC			November 3,
2000
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	39

Form 13F Information Table Value Total: 	$117751
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ALCOA INC.	COM	013817101	4032	120372	SH		SOLE		29800
	0	90572
AMERICAN POWER CONVERSION	COM	029066107	2124	171685	SH
	SOLE		41100	0	130585
AMGEN INC	COM	4851	4851	75886	SH		SOLE		17800
	0	58086
BJ'S WHOLESALE CLUB	COM	4599	4599	119919	SH		SOLE
	28500	0	91419
BOEING CO.	COM	097023105	508	7700	SH		SOLE		0	0
	7700
CHASE MANHATTAN CORP.	COM	16161A108	2986	65731	SH
	SOLE		17700	0	48031
CHUBB CORP.	COM	171232101	4400	50874	SH		SOLE
	10400	0	40474
CISCO SYSTEMS, INC.	COM	17275R102	3516	91911	SH		SOLE
	14600	0	77311
CITIGROUP INC.	COM	172967101	916	17933	SH		SOLE
	0	0	17933
COASTAL CORP.	COM	190441105	5780	65448	SH		SOLE
	11200	0	54248
COSTCO WHOLESALE CORP.	COM	22160K105	538	13460	SH
	SOLE		0	0	13460
DANAHER CORP.	COM	235851102	6095	89144	SH		SOLE
	18300	0	70844
DUKE ENERGY CORP.	COM	264399106	273	3200	SH		SOLE
	0	0	3200
EMC CORP.	COM	268648102	3174	47730	SH		SOLE		9500
	0	38230
ELI LILLY & CO.	COM	532457108	5547	59605	SH		SOLE
	11660	0	47945
ENDESA SPONSORED ADR	COM	29258N107	2418	144863	SH		SOLE
	38000	0	106863
FANNIE MAE 	COM	313586109	278	3200	SH		SOLE		0
	0	3200
FLEET BOSTON FINANCIAL CORP.	COM	339030108	3576	95203	SH
	SOLE		22800	0	72403
GENERAL ELECTRIC COMPANY	COM	369604103	3938	82144	SH
	SOLE		14400	0	67744
JOHNSON & JOHNSON	COM	478160104	5062	48177	SH		SOLE
	8300	0	39877
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	4822	71306	SH
	SOLE		12400	0	58906
LIBERATE TECHNOLOGIES	COM	530129105	147	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	340	10000	SH
	SOLE		10000		0
LUCENT TECHNOLOGIES INC.	COM	549463107	1033	76538	SH
	SOLE		18800	0	57738
MERCK & CO., INC.	COM	589331107	5623	60055	SH		SOLE
	13200	0	46855
NORSK HYDRO A/S SPONS ADR	COM	656531605	3972	94427	SH
	SOLE		24000	0	70427
OMNICOM GROUP	COM	681919106	3809	45973	SH		SOLE
	10100	0	35873
PFIZER INC.	COM	717081103	406	8837	SH		SOLE		0
	0	8837
PROCTOR & GAMBLE CO.	COM	742718109	4914	62651	SH		SOLE
	13500	0	49151
QUALCOMM INC.	COM	747525103	5174	62950	SH		SOLE
	13400	0	49550
SAFEWAY INC.	COM	786514208	5074	81180	SH		SOLE
	16700	0	64480
STAPLES, INC.	COM	855030102	2658	224960	SH		SOLE
	68400	0	156560
STRYKER CORP.	COM	863667101	4143	81892	SH		SOLE
	18000	0	63892
SUN MICROSYSTEMS, INC.	COM	866810104	1026	36800	SH
	SOLE		0	0	36800
TYCO INTERNATIONAL LTD.	COM	902124106	4060	73153	SH
	SOLE		14500	0	58653
UNISYS CORP.	COM	909214108	3174	217015	SH		SOLE
	58000	0	159015
WELLS FARGO CO.	COM	949746101	261	4700	SH		SOLE		0
	0	4700
WORLDCOM INC.	COM	98157D106	1678	119338	SH		SOLE
	26300	0	93038
YAHOO! INC.	COM	984332106	826	27459	SH		SOLE
	8300	0	19159